Consolidated Statements of Comprehensive Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Net income for the year	R$ 2,167,698	R$ 13,595,621	R$ 4,292,618
Items that will not be subsequently reclassified to the statement of income
Actuarial gains on defined benefit plan from investments in subsidiaries	1,254	698	879
Actuarial gains on defined benefit pension plan	16,278	300,455	132,059
Total Items that will not be subsequently reclassified to the statement of income	17,532	301,153	132,938
Items that could be subsequently reclassified to the statement of income
Cumulative translation adjustments for the year	(534,300)	(8,097)	581,175
Gains on change in percentage of investments			6,102
Losses on net investment hedge in foreign subsidiaries			(4,824)
(Loss)/gain on cash flow hedge accounting, net of taxes	(243,942)	795,923	(5,537,174)
Cash flow hedge accounting reclassified to statement of income upon realization, net of taxes	1,393,034	525,290	1,667,886
Loss cash flow hedge accounting - reflection of investments in subsidiaries, net of taxes	56,466	18,300	186,878
Cash flow hedge of subsidiaries reclassified to income, net of taxes	(553,849)	(17,755)	(187,423)
Treasury shares acquired by subsidiary		(651,016)
Total Items that could be subsequently reclassified to the statement of income	117,409	662,645	(3,287,380)
Other comprehensive income	134,941	963,798	(3,154,442)
Comprehensive income for the year	2,302,639	14,559,419	1,138,176
Attributable to:
Attributed to owners of the Company	1,790,341	13,364,223	640,052
Attributed to non-controlling interests	512,298	1,195,196	498,124
Total	R$ 2,302,639	R$ 14,559,419	R$ 1,138,176